Investment Objectives and Goals	Sep. 15, 2025
Intelligent Omaha ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Omaha ETF
Intelligent Equal Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Equal Select ETF
Intelligent Tech Focus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Tech Focus ETF
Intelligent Small Cap Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Small Cap Select ETF
Intelligent Alpha Atlas ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Alpha Atlas ETF